Disclosures on equity (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of Disclosures on equity [Line Items]
Net Financial Debt		$ (217,190)	$ (421,120)	$ (471,921)
Liquidity		3.29	4.02
Net Debt / Capitalization		0.10	0.17
Return on equity		19.1	12.25
EBITDA		$ 894,588	$ 796,134
ROA		21.4	16.0
Indebtedness		0.91	0.83
Description Net Financial Debt	[1]	Financial Debt– Financial Resources
Description Liquidity	[1]	Current Asset divided by Current Liability
Description Net Debt / Capitalization	[1]	Net Financial Debt divided by ,tal Equity
Description ROE	[1]	Income divided by ,tal Equity
Description EBITDA	[1]	EBITDA
Description ROA	[1]	EBITDA– Depreciation divided by Net Total Assets of financial resources less related parties’ investments
Description Indebtedness	[1]	Total Liability on Equity
Calculation Net Financial Debt	[1]	Other current Financial Liabilities + Other Non-Current Financial Liabilities– Cash and Cash Equivalents– Other Current Financial Assets– Hedging Assets, non-current
Calculation Liquidity	[1]	Total Current Assets / Total Current Liabilities
Calculation Net Debt / Capitalization	[1]	Net financial debt / ( Net financial debt + Total Equity)
Calculation ROE	[1]	Total Income / Equity (UH 12 months)
Calculation EBITDA	[1]	Gross Profit-Administrative Expenses + Adjustments for depreciation and amortization expenses.
Calculation ROA	[1]	(Gross Income– Administrative Expenses)/ (Total Assets– Cash and Cash Equivalents– Other Current Financial Assets– Other Non-Current Financial Assets– Equity-accounted Investees) (UH 12 months)
Calculation Indebtedness	[1]	Total Liabilities / Total Equity

[1]	Assumes the absolute value of the accounting records